Debt - Schedule of Third Party Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt [Line Items]
Beginning balance	$ 10,058	$ 31,655
Gain on loan modification	322	98
Repayment of Loan	(11,872)	(22,000)
Interest and accretion	903	1,564
Interest payment	(830)	(1,707)
Amortization of deferred charges		644
Advances	11,294
Exposure fee	(257)
Amortization of transaction costs	(187)
Current borrowings	6,332	10,058
Non-current portion of non-current borrowings	2,777
Ending balance	9,109	10,058
Credit Facility [Member]
Debt [Line Items]
Beginning balance	10,058	31,655
Gain on loan modification		(98)
Repayment of Loan	(10,170)	(22,000)
Interest and accretion	642	1,564
Interest payment	(530)	(1,707)
Amortization of deferred charges		644
Advances
Exposure fee
Amortization of transaction costs
Current borrowings
Non-current portion of non-current borrowings
Ending balance		10,058
Equip Facility [Member]
Debt [Line Items]
Beginning balance
Gain on loan modification
Repayment of Loan	(1,649)
Interest and accretion	149
Interest payment	(182)
Amortization of deferred charges
Advances	4,732
Exposure fee
Amortization of transaction costs
Current borrowings	1,965
Non-current portion of non-current borrowings	1,085
Ending balance	3,050
Local Develop Agencies [Member]
Debt [Line Items]
Beginning balance
Gain on loan modification
Repayment of Loan	(53)
Interest and accretion	55
Interest payment	(55)
Amortization of deferred charges
Advances	2,000
Exposure fee
Amortization of transaction costs
Current borrowings	255
Non-current portion of non-current borrowings	1,692
Ending balance	1,947
EXIM Bank Credit Agreement [Member]
Debt [Line Items]
Beginning balance
Gain on loan modification
Repayment of Loan
Interest and accretion	57
Interest payment	(63)
Amortization of deferred charges
Advances	4,562
Exposure fee	(257)
Amortization of transaction costs	(187)
Current borrowings	4,112
Non-current portion of non-current borrowings	0
Ending balance	$ 4,112